Bluebay Destra International Event-driven Credit Fund
Schedule of Investments
As of June 30, 2024 (unaudited)

Shares or Principal Amounts	Description	Value
	BANK LOANS – 23.0%
	GERMANY – 6.9%
	IFA Holding GmbH TL:
$401,087	4.000%, 03/31/2025(1)(2)(3)	$322,383
$401,087	0.000%, 03/31/2029(1)(2)(3)	42,984
1,368,009	IFA Holding GmbH TL2, 7.865%, 03/31/2025(1)(2)(4)	1,099,568
1,237,723	IFA Holding GmbH TL3, 7.865%, 03/31/2025(1)(2)(4)	994,848
$13,226,631	Leoni Bordnetz-Systeme GmbH, 7.816%, 12/31/2026(1)(2)(5)	11,198,198
	Varta AG:
$4,951,773	7.385%, 06/04/2026(1)(2)(5)(6)	1,857,379
$6,684,894	7.085%, 06/04/2026(1)(2)(5)(6)	2,507,462
		18,022,822
	LUXEMBOURG – 2.4%
	Arvos Holdco SARL:
$790,298	0.500%, 11/29/2027(6)	296,436
$593,936	0.500%, 11/29/2027(6)	185,605
1,562,267	Takko Luxembourg TL, 15.000%, 12/09/2026(1)(2)(4)(7)	1,582,191
4,046,226	Takko Luxembourg TL B, 12.500%, 11/09/2026(1)(2)(4)	4,162,873
		6,227,105
	NETHERLANDS – 2.5%
$6,084,163	Compact Bidco BV, 20.000%, 09/30/2024(1)(2)	6,520,376

	NORWAY – 0.4%
$6,540,918	Hurtigruten Newco AS, 12.431%, 02/22/2029(3)(6)	1,174,155

	SAUDI ARABIA – 0.3%
	Ahmad Hamad Al Gosaibi & Brothers TL:
$3,047,652	0.000%, 01/01/2050(1)(2)(5)	175,240
3,240,000	0.000%, 01/01/2050(1)(2)(4)(5)	199,657
8,400,000	0.000%, 01/01/2050(1)(2)(4)(5)	517,629
		892,526
	SINGAPORE – 0.3%
559,227	Teide Pte, Ltd. 1L, 10.000%, 08/01/2026(4)(7)	344,610
1,171,684	Teide Pte, Ltd. 2L, 8.000%, 12/31/2026(4)(7)	313,922
		658,532
	SPAIN – 3.0%
$7,700,000	Deoleo SA, 9.198% (3-Month Euribor + 550 basis points), 06/24/2025(6)	7,963,241
Shares or Principal Amounts	Description	Value
	BANK LOANS (Continued)
	UNITED ARAB EMIRATES – 1.0%
	Gulf Marine Middle East FZE:
$2,064,472	8.671%, 06/09/2025(1)(2)(6)(7)	$2,007,699
$586,601	8.671%, 06/09/2025(1)(2)(6)(7)	570,470
		2,578,169
	UNITED KINGDOM – 3.4%
$1,300,000	IVC Acquisition, Ltd., 5.000% (3-Month Euribor + 500 basis points), 12/06/2028(3)(6)	1,393,540
	Praesidiad, Ltd.:
$586,394	11.926%, 10/04/2024(1)(2)	634,720
$302,972	11.740%, 06/30/2026(1)(2)	324,694
$280,530	8.000%, 06/30/2026(1)(2)(3)	300,643
$6,998,095	7.891%, 09/30/2027(1)(2)	3,412,424
$2,944,773	7.891%, 12/31/2027(1)(2)	2,974,439
		9,040,460
	UNITED STATES – 2.8%
	Arvos Holding GmbH:
$3,440,855	11.084%, 08/30/2027(6)	3,010,748
$4,578,505	9.294%, 08/30/2027(6)	4,293,422
		7,304,170
	TOTAL BANK LOANS (Cost $70,208,010)	60,381,556

	COMMON STOCK – 3.5%
	MARSHALL ISLANDS – 3.5%
114,813	Scorpio Tankers, Inc.	9,333,149
	TOTAL COMMON STOCK (Cost $6,045,742)	9,333,149

	CORPORATE DEBT SECURITIES – 13.7%
	BERMUDA – 6.1%
	Borr IHC, Ltd.:
5,644,506	10.000%, 11/15/2028(8)	5,917,915
1,951,457	10.375%, 11/15/2030(8)	2,041,570
8,000,000	PS Marine Midco, Ltd., 10.000%, 04/19/2027	8,123,960
		16,083,445
	FRANCE – 1.8%
4,770,000	Iliad Holding SASU, 7.000%, 10/15/2028(8)	4,733,901

	JERSEY – 1.1%
2,800,000	Samos Energy Infrastructure, Ltd., 12.500%, 07/05/2028(1)(2)(3)	2,835,000

	LUXEMBOURG – 0.9%
	Altice France Holding SA:
681,000	10.500%, 05/15/2027(8)	272,591
5,910,000	6.000%, 02/15/2028(8)	1,927,753
		2,200,344

Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (CONTINUED)
As of June 30, 2024 (unaudited)

Shares or Principal Amounts	Description	Value
	CORPORATE DEBT SECURITIES (Continued)
	MALTA – 3.8%
10,000,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 07/05/2028(1)(2)(3)	$10,079,167

	UNITED STATES – 0.0%
98,705	Voyager Aviation Holdings LLC, 8.500%, 05/09/2026(1)(8)(9)	40,469

	TOTAL CORPORATE DEBT SECURITIES (Cost $34,980,474)	35,972,326

	INTERNATIONAL DEBT SECURITIES – 30.6%
	BERMUDA – 6.0%
11,250,000	Floatel International, Ltd., 9.750%, 04/10/2029	10,687,500
4,715,178	Odfjell Rig III, Ltd., 9.250%, 05/31/2028	4,946,731
		15,634,231
	CANADA – 2.7%
7,300,000	International Petroleum Corp., 7.250%, 02/01/2027(8)	7,160,132

	GERMANY – 2.8%
8,200,000	DEMIRE Deutsche Mittelstand Real Estate AG, 1.875%, 10/15/2024	7,270,810

	LUXEMBOURG – 6.4%
753,000	Altice France Holding SA, 4.000%, 02/15/2028	239,070
8,481,050	Avation Capital SA, 9.000%, 10/31/2026(7)(8)	7,723,777
3,749,462	Ferralum Metals Group SA, 10.000%, 12/30/2026(1)(2)	1,406,400
6,295,000	Gategroup Finance Luxembourg SA, 3.000%, 02/28/2027	6,166,802
	NCO Invest SA:
10,536,245	10.000%, 12/30/2026(1)(2)	21,172
3,890,045	10.000%, 12/30/2026(1)(2)	5,211
	Paper Industries Intermediate Financing Sarl:
608,590	10.288% (3-Month Euribor + 650 basis points), 09/01/2028(6)(7)(8)	329,373
1,679,783	10.288% (3-Month Euribor + 650 basis points), 09/01/2028(1)(2)(7)	963,117
		16,854,922
	NETHERLANDS – 1.5%
23,098,000	Compact Bidco BV, 5.750%, 05/01/2026	3,898,762
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (Continued)
	NORWAY – 0.5%
797,955	BOA OCV AS, 2.000%, 12/31/2024(7)(8)	$524,600
9,267,552	REM Saltire Holding AS, 7.000%, 12/31/2024(8)	863,869
		1,388,469
	SWEDEN – 2.8%
8,740,000	Samhallsbyggnadsbolaget i Norden AB, 2.375%, 09/04/2026	7,363,593

	UNITED KINGDOM – 7.9%
	Frigo Debtco PLC:
1,767,116	11.000%, 04/20/2026(7)(8)	1,578,492
7,076,856	11.000%, 04/20/2028(7)	2,464,879
7,510,000	House of Fraser Funding PLC, 0.000% (3-Month GBP Libor + 575 basis points), 07/17/2024(1)(2)(6)(9)(10)	9,778
1,829,890	KCA Deutag Pikco PLC, 15.000%, 12/01/2027(1)(2)(7)	1,898,511
2,780,000	KCA Deutag UK Finance PLC, 9.875%, 12/01/2025	2,804,361
1,153,513	Mcom Investments, Ltd., 20.000%, 09/30/2026(1)(2)(7)	1,223,854
9,765,000	Voyage Care BondCo PLC, 5.875%, 02/15/2027	10,899,917
		20,879,792
	TOTAL INTERNATIONAL DEBT SECURITIES (Cost $85,660,916)	80,450,711

	INTERNATIONAL EQUITIES – 13.7%
	BERMUDA – 4.0%
632,000	Borr Drilling, Ltd.	4,077,802
2,170,174	Ventura Offshore Holding, Ltd.(3)(10)	6,399,950
		10,477,752
	LUXEMBOURG – 0.0%
423,995	Takko, A Shares(1)(2)	4
423,995	Takko, B Shares(1)(2)	4
423,995	Takko, C Shares(1)(2)	4
423,995	Takko, D Shares(1)(2)	4
423,995	Takko, E Shares(1)(2)	4
423,995	Takko, F Shares(1)(2)	5
423,995	Takko, G Shares(1)(2)	5
423,995	Takko, H Shares(1)(2)	5
423,995	Takko, I Shares(1)(2)	5
423,995	Takko, J Shares(1)(2)	5
		45

Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (CONTINUED)
As of June 30, 2024 (unaudited)

Shares or Principal Amounts	Description	Value
	INTERNATIONAL EQUITIES (Continued)
	NORWAY – 5.8%
1,426,706	DOF Group ASA, Common Shares(10)	$12,963,964
9,760,901	Jacktel AS(1)(2)(10)	2,291,829
		15,255,793
	SINGAPORE – 0.1%
24,603,214	Teide, Ltd.(1)(2)	263,672

	UNITED KINGDOM – 3.8%
7,199,404	Gym Group PLC(8)(10)	10,046,950

	TOTAL INTERNATIONAL EQUITIES (Cost $27,503,470)	36,044,212

	PRIVATE COMPANIES – 2.8%
	AUSTRALIA – 0.0%
65,000	Quintis Australia Pty, Ltd., Common Shares(1)(2)	—
	Quintis Australia Pty, Ltd., Corporate Debt:
8,538	7.500%, 10/01/2026(1)(7)(8)	666
117,000	12.000%, 10/01/2028(1)(7)(8)	—
		666
	BERMUDA – 0.0%
436,438	Floatel International, Ltd., Warrants, 03/16/2025(1)(2)(10)	4

	LUXEMBOURG – 0.2%
3,500	Avation PLC, Warrants, 10/31/2026	1,217
29,130,535	Paper Industries TopCo, Ltd., Common Shares(1)(2)(3)	359,019
20,773	Paper Industries TopCo, Ltd., Warrants, 06/23/2025(1)(2)(3)	256
		360,492
	UNITED KINGDOM – 2.6%
331,734	Bond HoldCo SA, Common Shares(1)(2)	53,328
5,956	Frigo Debtco PLC, Common Shares(1)(2)	19,149
9,570	Frigo Newco 1 Ltd., Common Shares(1)(2)	30,768
92,629	KCA Deutag, Common Shares(1)(2)(3)	6,785,074
234	Praesidiad, Ltd., Common Shares(1)(2)	3
		6,888,322
Shares or Principal Amounts	Description	Value
	PRIVATE COMPANIES (Continued)
	UNITED STATES – 0.0%
64	Voyager Aviation Holdings LLC, Common Shares(1)(2)	$—
384	Voyager Aviation Holdings LLC, Preferred Shares(1)(2)	4
		4
	TOTAL PRIVATE COMPANIES (Cost $7,545,091)	7,249,488

	U.S. TREASURY BILLS – 3.8%
	UNITED STATES – 3.8%
10,000,000	United States Treasury Bill, 0.000%, 08/29/2024	9,913,920
	TOTAL U.S. TREASURY BILLS (Cost $9,914,294)	9,913,920

	U.S. TREASURY NOTES – 2.6%
	UNITED STATES – 2.6%
7,000,000	United States Treasury Note, 1.250%, 8/31/2024	6,951,112
	TOTAL U.S. TREASURY NOTES (Cost $6,953,667)	6,951,112

	SHORT-TERM INVESTMENTS – 8.0%
	UNITED STATES – 8.0%
21,081,479	BlackRock Liquidity Funds FedFund Portfolio - Institutional Class, 5.210%(11)	21,081,479
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,081,479)	21,081,479

	TOTAL INVESTMENTS – 101.7% (Cost $269,893,143)	267,377,953

	Liabilities in Excess of Other Assets – (1.7)%	(4,391,061)

	TOTAL NET ASSETS – 100.0%	$262,986,892

(1)	Fair valued using significant unobservable inputs.
(2)	Restricted investment as to resale.
(3)	When-issued security that has not settled as of June 30, 2024. Rate is not in effect at June 30, 2024.
(4)	Principal amount shown in Euro; value shown in U.S. Dollars.
(5)	Investment made through a participation in a settlement claim.
(6)	Floating rate security. Rate as of June 30, 2024 is disclosed.
(7)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(8)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At June 30, 2024, the total value of these securities is $43,162,058, representing 16.4% of net assets.
(9)	Security is in default.
(10)	Non-income producing security.
(11)	The rate is the annualized seven-day yield as of June 30, 2024.

Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (CONTINUED)
As of June 30, 2024 (unaudited)

At June 30, 2024, the BlueBay Destra International Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

									Unrealized
		Currency	Currency	Contract Amount					Appreciation
Settlement Date	Counterparty	Purchased	Sold	Buy		Sell		Value	(Depreciation)
September 17, 2024	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$80,568,295	EUR	74,590,811	$80,205,605	$362,690
September 17, 2024	Brown Brothers Harriman	U.S. Dollar	Euro Currency		$619,171	EUR	576,630	620,036	(865)
September 17, 2024	Brown Brothers Harriman	U.S. Dollar	Norwegian Krone		$729,365	NOK	7,747,009	727,241	2,124
September 17, 2024	Citibank, N.A.	U.S. Dollar	Euro Currency		$750,380	EUR	700,000	752,692	(2,312)
September 17, 2024	Goldman Sachs & Co.	U.S. Dollar	Swis Franc		$513,185	CHF	453,240	509,467	3,718
September 17, 2024	Morgan Stanley & Co. LLC	U.S. Dollar	Euro Currency		$323,998	EUR	300,000	322,582	1,416
September 17, 2024	Morgan Stanley & Co. LLC	U.S. Dollar	Pound Sterling		$20,716,006	GBP	16,292,241	20,607,544	108,462
September 17, 2024	Morgan Stanley & Co. LLC	U.S. Dollar	Pound Sterling		$1,835,215	GBP	1,450,000	1,834,059	1,156
September 17, 2024	Morgan Stanley & Co. LLC	U.S. Dollar	Swis Franc		$6,081,296	CHF	5,394,483	6,063,697	17,599
September 17, 2024	NatWest Markets Securities, Inc.	U.S. Dollar	Norwegian Krone		$25,177,691	NOK	269,385,153	25,288,196	(110,505)
September 17, 2024	Nomura Securities Co., Ltd.	Pound Sterling	U.S. Dollar	GBP	604,120		$765,837	764,132	(1,705)
September 17, 2024	UBS AG	U.S. Dollar	Euro Currency		$536,699	EUR	500,000	537,637	(938)
September 17, 2024	Wells Fargo Securities, LLC	U.S. Dollar	Norwegian Krone		$680,855	NOK	7,188,166	674,780	6,075
									$386,915

At June 30, 2024, the BlueBay Destra International Event-Driven Credit Fund had open swap contracts as set forth below:

Credit Default Swap Contracts:

Underlying Instrument	Counterparty	Pay Rate/ Frequency	Maturity Date	Notional Amount at Value(1)		Premium (Paid) Received	Value	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Crossover Index Swap(2)	Citibank, N.A.	5.000%/Quarterly	6/20/2029	EUR	26,490,000	$(2,601,566)	$(2,145,499)	$456,067
Next PLC Credit Default Swap(3)	Citibank, N.A.	1.000%/Quarterly	6/20/2029	EUR	1,100,000	(26,528)	(24,315)	2,213
								$458,280

(1)	The maximum potential amount the Fund may pay or receive should a credit event take place as defined under the terms of the contract.
(2)	The underlying issuer is ITRX XOVER CDSI S41 5Y Corp.
(3)	The underlying issuer is NXTLN CDS EUR SR 5Y D14

Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (CONTINUED)
As of June 30, 2024 (unaudited)

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each illiquid and restricted investment held by the Fund at June 30, 2024 is as follows:

Security	Acquisition Date	Cost	Value	Percentage of Net Assets
Ahmad Hamad Al Gosaibi & Brothers TL, 0.000%	10/28/2021	$540,958	$175,240	0.07%
Ahmad Hamad Al Gosaibi & Brothers TL, 0.000%	2/11/2022	600,411	199,657	0.08
Ahmad Hamad Al Gosaibi & Brothers TL, 0.000%	9/27/2022	1,454,685	517,629	0.20
Bond HoldCo SA, Common Shares	5/31/2024	3,601	53,328	0.02
Compact Bidco BV, 20.000%	6/3/2024	6,613,211	6,520,376	2.48
Cruise Yacht Upper HoldCo, Ltd., 11.875%	6/25/2024	10,000,000	10,079,167	3.83
Ferralum Metals Group SA, 10.000%	5/31/2024	—	1,406,400	0.53
Floatel International, Ltd., Warrants, 03/16/2025	1/13/2021	27,075	4	0.00
Frigo Debtco PLC, Common Shares	2/21/2023	—	19,149	0.01
Frigo Newco 1 Ltd., Common Shares	10/30/2023	224,493	30,768	0.01
Gulf Marine Middle East FZE, 8.671%	3/29/2023	1,882,370	2,007,699	0.76
Gulf Marine Middle East FZE, 8.671%	3/29/2023	534,859	570,470	0.22
House of Fraser Funding PLC, 0.000%	3/27/2019	71,368	9,778	0.00
IFA Holding GmbH TL, 0.000%	8/21/2023	4,367	42,984	0.02
IFA Holding GmbH TL, 4.000%	8/21/2023	126,636	322,383	0.12
IFA Holding GmbH TL2, 7.865%	2/11/2022	962,950	1,099,568	0.42
IFA Holding GmbH TL3, 7.865%	2/11/2022	873,092	994,848	0.38
Jacktel AS	3/16/2022	1,832,278	2,291,829	0.87
KCA Deutag Pikco PLC, 15.000%	2/22/2024	1,883,139	1,898,511	0.72
KCA Deutag, Common Shares	2/15/2021	6,489,191	6,785,074	2.58
Leoni Bordnetz-Systeme GmbH, 7.816%	11/30/2023	10,318,090	11,198,198	4.26
Mcom Investments, Ltd., 20.000%	5/31/2024	1,007,701	1,223,854	0.47
NCO Invest SA, 10.000%	5/31/2024	—	21,172	0.01
NCO Invest SA, 10.000%	5/31/2024	—	5,211	0.00
Paper Industries Intermediate Financing Sarl, 10.288%	6/25/2024	1,115,488	963,117	0.37
Paper Industries TopCo, Ltd., Common Shares	5/20/2019	626,356	359,019	0.14
Paper Industries TopCo, Ltd., Warrants, 06/23/2025	5/17/2024	—	256	0.00
Praesidiad, Ltd., 0.000%	6/6/2024	329,454	324,694	0.12
Praesidiad, Ltd., 0.000%	6/11/2024	300,804	300,643	0.11
Praesidiad, Ltd., 0.000%	6/12/2024	5,882,462	3,412,424	1.30
Praesidiad, Ltd., 0.000%	6/12/2024	2,474,887	2,974,439	1.13
Praesidiad, Ltd., 11.926%	11/8/2023	577,602	634,720	0.24
Praesidiad, Ltd., Common Shares	5/28/2024	—	3	0.00
Quintis Australia Pty, Ltd., Common Shares	10/30/2019	—	—	—
Samos Energy Infrastructure, Ltd., 12.500%	6/19/2024	2,816,250	2,835,000	1.08
Takko Luxembourg TL B, 12.500%	2/23/2023	5,202,061	4,162,873	1.58
Takko Luxembourg TL, 15.000%	2/23/2023	1,971,682	1,582,191	0.60
Takko, A Shares	2/23/2023	—	4	0.00
Takko, B Shares	2/23/2023	—	4	0.00
Takko, C Shares	2/23/2023	—	4	0.00
Takko, D Shares	2/23/2023	—	4	0.00

Bluebay Destra International Event-driven Credit Fund
Schedule of Investments (CONTINUED)
As of June 30, 2024 (unaudited)

Security	Acquisition Date	Cost	Value	Percentage of Net Assets
Takko, E Shares	2/23/2023	$—	$4	0.00%
Takko, F Shares	2/23/2023	—	5	0.00
Takko, G Shares	2/23/2023	—	5	0.00
Takko, H Shares	2/23/2023	—	5	0.00
Takko, I Shares	2/23/2023	—	5	0.00
Takko, J Shares	2/23/2023	—	5	0.00
Teide, Ltd.	3/22/2022	—	263,672	0.10
Varta AG, 7.085%	3/7/2024	4,735,808	2,507,462	0.95
Varta AG, 7.385%	3/7/2024	3,507,504	1,857,379	0.71
Voyager Aviation Holdings LLC, Common Shares	3/25/2019	—	—	—
Voyager Aviation Holdings LLC, Preferred Shares	3/25/2019	49,712	4	0.00
		$75,040,545	$69,651,238	26.48%